Financial instruments fair value disclosures (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Fair Value Hierarchy
The Company held the following financial instruments at fair value as of June 30, 2023. There are no non-recurring
fair value measurements.

	Fair value measured using unadjusted quoted prices (Level 1)	Fair value measured using significant observable inputs (Level 2)	Fair value measured using significant unobservable inputs (Level 3)
Warrant liabilities	—	166	—
Provisions for deferred contingent cash consideration	—	—	5,056

Total	—	166	5,056

Summary of Changes in Level 3
The movements for level 3 instruments during the period are detailed in the table below:

	Provisions for deferred contingent cash consideration £’000	Warrant liability £’000

At January 1, 2023	4,634	402

Additions during the period	561	—
Revisions to estimate	(300)	—
Movement during the period	161	(402)

At June 30, 2023	5,056	—

Summary of Changes in Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement

	Valuation technique	Significant unobservable inputs	Input range	Sensitivity of the input to fair value
Provision for AstraZeneca deferred contingent cash consideration	Discounted cash flow	WACC	2023: 15%	1% increase/decrease would result in a decrease/increase in fair value by £ 21,000 .

		WACC	2022: 15%	1% increase/decrease would result in a decrease/increase in fair value by £31,000.

		Probability of success	2023: 40.6% - 81.2%	10% increase/decrease would result in an increase/decrease in fair value by £0.5 million.

		Probability of success	2022: 40.6% - 81.2%	10% increase/decrease would result in an increase/decrease in fair value by £0.5 million.